Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
(Loss) profit before taxes	$ (422,490)	$ 95,867	$ 28,348
Adjustments to reconcile the profit with cash used in operating activities:
Depreciation, amortization and loss from revaluation	141,051	182,880	80,277
Other amortizations	20,140	1,679	5,259
(Gain) loss from the sale of property, vessels and equipment, net	(153)	(23,415)	1,849
Accrued interests	72,093	140,021	80,580
Interest income	(7,097)	(5,100)	(9,137)
Exchange (loss) gain, net	43,873	(26,411)	(8,312)
Gain from the sale of subsidiaries	(451)	(279,744)	(111,484)
Changes in assets and liabilities:
Accounts receivable	(80,333)	(95,847)	2,454
Other accounts receivable and related parties	162,437	45,287	(98,394)
Materials and supplies	7,111	(4,343)	1,440
Prepayments	(9,769)	2,177	(13,346)
Other accounts payable and accrued expenses	(145,729)	(46,638)	117,065
Other non-current assets	4,702	4,981	(22,685)
Employee benefits	2,002	(25,125)	1,046
Total adjustments	209,877	(129,598)	26,612
Cash (used in) from operating activities	(212,613)	(33,731)	54,960
Cash from investment activities
Proceeds from sale of property, vessels and equipment	614	16,233	169,627
Acquisition of property, vessels and equipment	(28,375)	(48,281)	(86,283)
Sale of subsidiaries, net	33,985	600,887	50,331
Dividends paid to non-controlling interest	0	0	(26,166)
Interest charged	7,097	5,100	9,137
Cash from investment activities	13,321	573,939	116,646
Cash flow from financing activities
Proceeds from debt	31,419	29,590	124,010
Repayment of debt	(123,703)	(189,026)	(397,458)
Repayment of leases	(90,432)	(134,245)	0
Interest paid	(22,712)	(42,510)	(40,792)
Cash used in financing activities	(205,428)	(336,191)	(314,240)
Exchange effect on cash	33,316	(6,145)	(607)
(Decrease) increase in cash and cash equivalents	(371,404)	197,872	(143,241)
Cash and cash equivalents, beginning of year	476,714	278,842	422,083
Cash and cash equivalents, end of year	105,310	476,714	278,842
Supplementary information:
Income tax	$ 10,873	$ 14,512	$ 4,799